Related party transactions - Additional Information (Detail)		1 Months Ended		12 Months Ended
	Feb. 28, 2020 USD ($) shares	Aug. 31, 2021	Jun. 30, 2021 USD ($) $ / shares shares	Dec. 31, 2021 USD ($) boardMember TEU shares	Dec. 31, 2020 USD ($)	Dec. 31, 2019 USD ($)	Mar. 31, 2021	Jan. 15, 2019 USD ($) $ / shares shares	Feb. 14, 2018 USD ($) $ / shares shares
Related Party Transaction [Line Items]
Dividends on preferred shares				$ 66,200,000	$ 67,100,000	$ 70,400,000
Interest expense, excluding amortization of debt discount				19,204,000	32,114,000	26,927,000
Amortization of debt discount				$ 14,188,000	19,963,000	$ 17,347,000
Number of designated board members | boardMember				2
Fairfax Financial Holdings Limited
Related Party Transaction [Line Items]
Warrants outstanding (in shares) | shares								38,461,539	38,461,539
Warrants outstanding exercise price (in dollars per share) | $ / shares								$ 6.50	$ 6.50
Equity method investment ownership percentage				40.50%
ZE JV
Related Party Transaction [Line Items]
Equity method investment ownership percentage							50.00%
Revenues				$ 325,000	0
Incurred expenses				285,000	0
Amount invested				1,000,000	0
Vessels | ZE JV
Related Party Transaction [Line Items]
Sale price				$ 38,280,000
Capacity of vessels sold | TEU				4,250
Series J cumulative redeemable
Related Party Transaction [Line Items]
Shares issued (in shares) | shares			12,000,000
Dividend rate per annum (in percent)			7.00%	7.00%
Liquidation preference			$ 300,000,000	$ 300,000,000.0	0
Series J cumulative redeemable | Fairfax Financial Holdings Limited
Related Party Transaction [Line Items]
Shares issued (in shares) | shares			12,000,000
Dividend rate per annum (in percent)			7.00%
Liquidation preference			$ 300,000,000
Dividends on preferred shares				$ 8,108,000	0
APR Energy Ltd
Related Party Transaction [Line Items]
Shares issued (in shares) | shares	29,891,266
APR Energy Ltd | Fairfax Financial Holdings Limited
Related Party Transaction [Line Items]
Shares issued (in shares) | shares				350,138
Payments to settle indemnification					$ 0
Fairfax Notes
Related Party Transaction [Line Items]
Warrants outstanding exercise price (in dollars per share) | $ / shares			$ 13.71
Warrants issued in conversion of debt | shares			1,000,000
Term of warrants			5 years
Fairfax Notes | Fairfax Financial Holdings Limited
Related Party Transaction [Line Items]
Face value of debt	$ 100,000,000
Debt instrument, interest rate	5.50%
Warrants outstanding exercise price (in dollars per share) | $ / shares			$ 13.71
Warrants issued in conversion of debt | shares			1,000,000
Term of warrants			5 years
Fairfax Notes | 2027 Fairfax Notes
Related Party Transaction [Line Items]
Debt converted			$ 100,000,000
Fairfax Notes | 2027 Fairfax Notes | Fairfax Financial Holdings Limited
Related Party Transaction [Line Items]
Debt converted			100,000,000
Fairfax Notes | 2025 and 2026 Fairfax Notes
Related Party Transaction [Line Items]
Face value of debt			$ 300,000,000
Percentage of principal amount redeemed		100.00%	100.00%
Fairfax Notes | 2025 and 2026 Fairfax Notes | Fairfax Financial Holdings Limited
Related Party Transaction [Line Items]
Face value of debt			$ 300,000,000
Percentage of principal amount redeemed			100.00%
Fairfax Notes | 2025 Fairfax Notes | Fairfax Financial Holdings Limited
Related Party Transaction [Line Items]
Face value of debt			$ 250,000,000					$ 250,000,000
Debt instrument, interest rate								5.50%
Fairfax Notes | 2026 Fairfax Notes
Related Party Transaction [Line Items]
Debt converted			200,000,000
Fairfax Notes | 2026 Fairfax Notes | Fairfax Financial Holdings Limited
Related Party Transaction [Line Items]
Face value of debt			50,000,000						$ 250,000,000
Debt instrument, interest rate									5.50%
Debt converted			$ 200,000,000
Cash Repatriation From A Foreign Jurisdiction | APR Energy Ltd | Fairfax Financial Holdings Limited
Related Party Transaction [Line Items]
Payments to settle indemnification				$ 12,229,000
Losses Realized On Sale Or Disposal | APR Energy Ltd | Fairfax Financial Holdings Limited
Related Party Transaction [Line Items]
Payments to settle indemnification				$ 12,468,000